Trade receivables	12 Months Ended
Dec. 31, 2021
Trade receivables.
Trade receivables

20.   Trade receivables

	31 December	31 December
	2021	2020
Receivables from subscribers	2,575,698	2,263,544
Accounts and notes receivable	1,143,538	766,921
Undue assigned contracted receivables	467,693	435,332
	4,186,929	3,465,797

Trade receivables are shown net of provision for impairment amounting to TL 623,491 as at 31 December 2021 (31 December 2020: TL 617,932). Movements in provision for impairment of trade receivables and due from related parties are disclosed in Note 37. The accounts and notes receivable represent receivables from distributors and roaming receivables. The Group’s exposure to currency risk and credit risk arising from trade receivables are disclosed in Note 37.

Letters of guarantee received with respect to the accounts and notes receivable amounted to TL 657,904 and TL 351,698 at 31 December 2021 and 2020, respectively.

The undue assigned contracted receivables are the remaining portion of the assigned receivables from the distributors related to the handset campaigns which will be collected from subscribers by the Company in instalments. When the monthly instalment is billed to the subscriber, that portion is transferred to “Receivables from subscribers”. The Company measures the undue assigned contracted receivables at amortized cost, bears the credit risk and recognizes interest income throughout the contract period.

The undue assigned contracted receivables related to handset campaigns, which will be billed after one year amounted to TL 169,570 (31 December 2020: TL 172,261) is presented under non-current trade receivable amounted to TL 256,442 (31 December 2020: TL 222,451).